Catalyst Multi-Strategy Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Multi-Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on April 18, 2018, (SEC Accession No. 0001580642-18-002112).